Accrued Liabilities (Tables)	3 Months Ended
Mar. 31, 2014
Payables And Accruals [Abstract]
Accrued Liabilities

Accrued liabilities consist of (in millions):

	March 31,	December 31,
	2014	2013
Customer prepayments and billings	$755	$673
Accrued vendor costs	562	531
Compensation	348	516
Warranty	248	228
Insurance	137	131
Taxes (non income)	128	188
Accrued Commissions	92	97
Interest	30	11
Fair value of derivatives	21	31
Other	396	357

Total	$2,717	$2,763

Changes in Carrying Amount of Service and Product Warranties

The changes in the carrying amount of service and product warranties are as follows (in millions):

Balance at December 31, 2013	$228

Net provisions for warranties issued during the year	29
Amounts incurred	(11)
Currency translation adjustments and other	2

Balance at March 31, 2014	$248